Other Assets (Details Narrative) - USD ($)					3 Months Ended				12 Months Ended
	Mar. 08, 2021	Dec. 16, 2020	Oct. 08, 2020	May 15, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued during period, shares		500,000	125,000
Number of shares issued during period, values		$ 40,000	$ 33,750			$ 100,000		$ 46,500	$ 46,500	$ 10,000
Preferred Stock B [Member]
Number of shares issued during period, shares
Number of shares issued during period, values
Preferred Stock B [Member] | Subsequent Event [Member]
Number of shares issued during period, values					$ 500,000
Preferred Stock B [Member] | Valued on Such Grant Date [Member] | Subsequent Event [Member]
Number of shares issued during period, values					$ 601,852
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Equity interest ownership, description				The Company executed a securities purchase agreement with Global Career Networks Inc, a Delaware corporation (the "Seller"), the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru's common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the fourth quarter of 2020.
Number of shares issued during period, shares				500,000
Shares issuance conditions, descriptions				500,000 Series B Preferred Stock shares upon completion of the fully operational LifeGuru.me website; 500,000 Series B Preferred Stock shares upon such time as 300 coaches have signed up at LifeGuru.me; and 500,000 Series B Preferred Stock shares upon such time as 1,000 coaches have signed up at LifeGuru.me
Number of shares issued during period, values				$ 500,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Number of shares issued during period, values	$ 500,000
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Number of shares issued during period, shares				1,500,000
Number of shares issued during period, values				$ 1,500,000
Share Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member] | Valued on Such Grant Date [Member]
Number of shares issued during period, values				$ 605,488
Share Purchase Agreement [Member] | LifeGuru Inc [Member] | Series B Convertible Preferred Stock [Member]
Impairment of investment							$ 605,488
Percentage of subsidiary owned						51.00%	51.00%		51.00%